CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 6,129,806	$ 5,508,705	$ 5,020,551
Other cash receipts from operating activities	377,085	365,238	470,765
Classes of cash payments
Payments to suppliers for goods and services	(4,299,395)	(3,850,367)	(3,914,976)
Payments to and on behalf of employees	(558,230)	(532,223)	(320,738)
Other cash payments from operating activities	(192,254)	(128,314)	(232,271)
Interest paid	(172,280)	(261,186)	(191,573)
Interest received	11,738	18,966	29,380
Income taxes paid	(12,742)	(37,942)	(83,903)
Other inflows (outflows) of cash, net	(2,807)	(10,452)	(3,651)
Net Cash flows from Operating Activities	1,280,921	1,072,425	773,584
Cash flows (used in) investing activities
Cash flow used in obtaining control of subsidiaries or other businesses	(17,049)	(15,918)	0
Cash used for contributions and purchase of associates and joint ventures	(3,023)	0	(153,135)
Other cash receipts from sales of equity or debt instruments in other entities	2	1	6,781
Proceeds from sale of property, plant and equipment	9,392	6,308	17,685
Purchase of property, plant and equipment	(675,958)	(448,314)	(356,153)
Purchase of intangible assets	(2,682)	(10,468)	(14,858)
Proceeds from sales of other long-term assets	5,437	2,609	1,644
Purchase of other non-current assets	(222,029)	(179,184)	(140,707)
Dividends received	10,880	7,287	4,772
Other inflows (outflows) of cash, net	1,048	4,331	(6,241)
Cash flows used in Investing Activities	(893,982)	(633,348)	(640,212)
Cash flows from (used in) Financing Activities
Total borrowings obtained	863,551	1,312,481	737,653
Debt obtained in long-term	485,077	1,025,096	187,845
Debt obtained in short-term	378,474	287,385	549,808
Repayments of borrowings	(475,284)	(1,627,711)	(645,211)
Dividends paid	(257,421)	(121,586)	(130,624)
Other outflows of cash, net	(975)	(2,285)	(302)
Cash flows used in Financing Activities	129,871	(439,101)	(38,484)
Net increase (decrease) in Cash and Cash Equivalents before effect of exchange rate changes	516,810	(24)	94,888
Effect of exchange rate changes on cash and cash equivalents	(30,754)	(2,343)	(2,660)
Net increase (decrease) of Cash and Cash equivalents	486,056	(2,367)	92,228
Cash and cash equivalents, at the beginning of the period	589,886	592,253	500,025
Cash and cash equivalents, at the end of the period	$ 1,075,942	$ 589,886	$ 592,253